Prepayments and other current assets	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Rebate receivable from suppliers	288,150	239,816
Value-added tax (“VAT”) recoverable	—	125,644
Prepaid expenses	108,673	84,268
Deposits (1)	50,121	62,889
Interest receivables	604	11,352
Employee advances (2)	7,707	8,428
Subscription receivable from Cainiao (3)	101,686	—
Others	15,833	22,018

Prepayment and other current assets	572,774	554,415
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
(3)	The balance represents the subscription receivable from Cainiao.